Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Valuation allowances	$ 56,636,000	$ 47,951,000
Undistributed earnings of other foreign subsidiaries	100,000
Cash and cash equivalents	5,095,000	6,109,000	16,224,000	10,565,000
Undistributed earnings of other foreign subsidiaries, deferred tax liability	28,000
Liabilities for unrecognized tax benefits	2,600,000	2,100,000	2,000,000
Amount of unrecognized tax benefits, which, if recognized, would affect the tax rate	100,000	100,000	100,000
Penalties accrued related to unrecognized tax benefits	7,000	46,000	14,000
Interest accrued related to unrecognized tax benefits	6,000	20,000	30,000
Recognized total liability for penalties	65,000	72,000	54,000
Recognized total liability for interest	28,000	34,000	118,000
Federal
Income Taxes [Line Items]
Operating loss carryforwards	63,300,000
State
Income Taxes [Line Items]
Operating loss carryforwards	37,700,000
Foreign
Income Taxes [Line Items]
Operating loss carryforwards	128,500,000
Cash and cash equivalents	$ 100,000